RELATED PARTY TRANSACTIONS - Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts payable - related party	$ 916	$ 492
Scorpio Ship Management SAM
Related Party Transaction [Line Items]
Accounts payable - related party	480	0
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Accounts payable - related party	265	0
Scorpio Commercial Management SAM
Related Party Transaction [Line Items]
Accounts payable - related party	165	0
Scorpio Offshore Holding Inc
Related Party Transaction [Line Items]
Accounts payable - related party	6	0
Nordic American Tankers Limited
Related Party Transaction [Line Items]
Accounts payable - related party	$ 0	$ 492